Dec. 20, 2021
PACE Large Co Growth Equity Investments
PACE® Large Co Growth Equity Investments

PACE® Select Advisors Trust

December 20, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information (the "SAI"), each dated November 26, 2021.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Global Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Large Co Growth Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Jackson Square Partners ("JSP") and Mar Vista Investment Partners ("Mar Vista") as subadvisors to the fund, effective as of the close of business on December 14, 2021. In addition, at the recommendation of UBS AM, the Board has appointed GQG Partners LLC ("GQG") and Polen Capital Management, LLC ("Polen") to serve as new subadvisors to the fund. GQG and Polen assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on December 15, 2021.

Second, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, and PACE Global Real Estate Securities Investments. At the recommendation of UBS AM, the Board approved a change in each fund's "80%

policy," such that each fund may take into account its (i) investments in securities of other investment companies that primarily hold investments that are representative of the fund's 80% policy and (ii) exposure to underlying securities that are relevant to the fund's 80% policy through derivatives transactions, for purposes of its 80% policy. The change to each fund's 80% policy is being made to clarify that investments in derivatives and other investment companies that provide exposure to the type of investment suggested by each fund's name will be counted for purposes of such fund's 80% policy. This change is expected to become effective on or about February 21, 2022.

I. PACE Large Co Growth Equity Investments

All references to "Jackson Square Partners", "JSP", "Mar Vista Investment Partners" or "Mar Vista" as a subadvisors to PACE Large Co Growth Equity Investments in the Prospectuses and SAI are hereby deleted.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-captioned "Management process" beginning on page 40 of the Multi-Class Prospectus, page 42 of the Class P Prospectus and page 40 of the Class P2 Prospectus is revised by adding the following bullet points to the last paragraph of that section:

•  A strategy in which the subadvisor pursues a "growth style" of investing and seeks to capture market inefficiencies and invest in companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth.

•  A strategy in which the subadvisor invests in a focused portfolio of common stocks of large capitalization companies that it believes have a sustainable competitive advantage.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 41 of the Multi-Class Prospectus, page 43 of the Class P Prospectus and page 41 of the Class P2 Prospectus is revised by adding the following as the second and third to last sentences of the first paragraph of that section:

GQG Partners LLC ("GQG") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Polen Capital Management, LLC ("Polen") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.